Related Parties Balances and Transactions	12 Months Ended
Dec. 31, 2023
Related Parties Balances and Transactions [Abstract]
Related Parties Balances and Transactions

Note 14 - Related Parties Balances and Transactions

A.	Balances with related parties:

	As of December 31,
	2023	2022
	U.S. dollars in thousands
Other payables – Officers and Directors	$1,012	$475
	$1,012	$475

B.	Transactions with related parties:

	For the year ended December 31,
	2023	2022	2021
	U.S. dollars in thousands
Salary fees(1)	$1,932	$1,510	$257
Directors consultancy fees(2)	310	310	29
Share based payment expense (refer to Note 10)	1,243	1,128	738
	$3,485	$2,948	$1,024
(1) Number of related parties	5	3	3
(2) Number of directors	5	5	4

1.	On June 1, 2021, the Company signed an employee agreement with its Chief Financial Officer according to which the Company will pay a monthly fee for his services. In addition, as part of the agreement, Chief Financial Officer was granted with 21,000 options (refer to Note 10(2)). Under the employment agreement, it was agreed that to the extent that economical value of the Options at such time that the Company consummates its IPO (the “Options Valuation”) will be, in the aggregate, less than $200 thousand, then the Company shall allocate to the Employee additional Options equal, in the aggregate, to the difference between the Options Valuation and $200 thousand.

2.	On October 31, 2021, the Company’s board of directors recommended that the shareholders approve, and on November 7, 2021 the Company’s shareholders approved, among others, the following:

●	Compensation packages for the Company’s executive officers, consisting of (i) an annual base salary payable in cash and (ii) a target annual bonus based on a combination of Company performance and personal goals and (iii) share based compensation (refer to Note 10(4)).

●	Compensation package for the chairman and other independent and external directors, consisting of (i) an annual retainer payable in cash, (ii) additional cash retainers for committee chairmanship and committee service, and (iii) share based compensation (refer to Note 10(4)).

●	On May 10 and June 21, 2022, the Company’s board of directors and shareholders, respectively, approved a bonus plan for 2022 for the Company’s officers. The bonus plan defined specified millstones (in fields of clinic trail progress, business developments and raise of money) which their achievements entitled the officers with different percentages out of fix amount of bonus. As detailed in the plan, such bonuses (if entitled) will be paid in cash or, if the Company has less than $6 million of cash and cash equivalents and deposits on December 31, 2022, a number of ordinary shares of the Company with a value equal to the cash bonus amount to which the officer would otherwise have been entitled, valuing each ordinary share at the closing price of the Company’s shares on Nasdaq on December 31, 2022. Since the cash and cash equivalents and deposits on December 31,2022 was more than $6 million, the 2022 bonus should have been paid in cash. Based on the goals achieved as of December 31, 2022, the Company recorded a payment liability in the amount of $370 thousand which has been recorded as salary fee in the year ending December 31, 2022. In March 2023, certain officer’s 2022 bonus was replaced by issuance of RSUs and an update to 2022 annual bonus of the CEO was approved (see also Note 10).

3.	During March and May 2023, certain officers and directors were granted with options and RSUs, see also Note 10.